TAXATION (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Income tax rate (%)	25.00%	25.00%	25.00%
Withholding tax rate (%)	10.00%
Singapore
TAXATION
Income tax rate (%)	17.00%
Malaysia
TAXATION
Income tax rate (%)	24.00%
PRC
TAXATION
Income tax rate (%)	25.00%
Preferential EIT rate (%)	15.00%
Withholding tax rate (%)	10.00%
U.S.
TAXATION
Income tax rate (%)	21.00%
U.S. | Minimum
TAXATION
State income tax (%)	6.50%
U.S. | Maximum
TAXATION
State income tax (%)	8.84%